Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Commitments and contingencies

43.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2019 and 2020 are as follows:

	2019		2020
Guarantees:
Outstanding guarantees	~~W~~	9,319,885	10,249,827
Contingent guarantees		3,669,697	3,433,953

		12,989,582	13,683,780

Commitments to extend credit:
Loan commitments in won		74,393,722	80,598,639
Loan commitments in foreign currency		22,542,776	19,319,903
ABS and ABCP commitments		2,116,354	1,604,958
Others		81,387,165	87,718,227

		180,440,017	189,241,727

Endorsed bills:
Secured endorsed bills		11,287	1,650
Unsecured endorsed bills		6,737,097	7,324,559

		6,748,384	7,326,209

Loans sold with repurchase agreement		2,099	—

	~~W~~	200,180,082	210,251,716

(b)	Pending litigations

The Group’s pending lawsuits as a defendant as of December 31, 2020 are as follows:

Case	Number of claim	Claim amount		Description	Status
Claim for the payment to execute the assignment order	1	~~W~~	7,099	For the deposits at the Group owned by one of the debtor, the plaintiff has received a provisional seizure order, bond seizure and an assignment order that assigned the Bank as a third party debtor. Accordingly, the plaintiff filed a claim against the Bank for the debt payment to execute the assignment order.	In progress for the first order.

Deposit return	1		5,575	Hanwha Savings Bank, a party to the lender of Meat Loan, filed a lawsuit against all creditors to confirm deposit accounts for the sale of frozen meat. As a result, the lawsuit has been commissioned by HYUN, the legal firm, proceed a Matron’s private lawsuit related the Group.	In progress for the first order.

Gampo Ramada a settlement claim suit	1		5,658	The plaintiff has requested the intermediate loan of the repayment of loans until now because the Group planned for a three months extension of the maturity of the intermediate loan and have made a commitment to repay the principal and interest of the unpaid intermediate payment loan to the plaintiff after three months.	The Group lost the first and second order (2021.01.14) and the third order is ongoing.

Others	530		301,460	It includes various cases, such as compensation for loss claim.

	533	~~W~~	319,792

As of the December 31, 2020, the Group has recorded ~~W~~12,468 million and ~~W~~3,453 million, respectively, as other provisions and insurance contract liabilities (reserve for claims) for litigations, etc., The outcome of the lawsuits is not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.

(c)

The Group entered into an agreement between shareholders with Asia Trust Co., Ltd. (60% of its total shares) to acquire remaining stake. In accordance with the agreement, the Group has the right to purchase shares held by the shareholders of Asia Trust Co., Ltd. In response, the shareholders of Asia Trust Co., Ltd. have the right to demand to purchase the shares to the Group.

(d)

In relation to Asia Trust Co., Ltd., (“Asia Trust”) a subsidiary of the Group, a number of complaints have arisen due to misuse of the seals discarded by employees prior to the Group’s acquisition of Asia

Trust. Some of them filed a lawsuit against the Group (claim amount of ~~W~~49.6 billion) during the current year, and a special inspection is conducted by the Financial Supervisory Service in February 2019. The Group did not reflect these financial effects in the consolidated financial statements as of December 31, 2020 because the Group could not reliably measure the likelihood of loss and extent of loss.

(e)

Regarding the currency option contracts, the Group has received the dispute arbitration request from the Financial Dispute Arbitration Committee on December 19, 2019; the Group will proceed with Board of Directors’ decision. The Group’s management anticipates that the result of the adjustment will not have a significant impact on the Group’s financial position.

(f)

As a Prime Brokerage Service operator, the Group entered into a total return swap agreement (TRS, derivatives that exchange profits and losses from underlying assets such as stocks, bonds and funds) with a fund operated by Lime Asset Management (“Lime Fund”). Through TRS with the Group, the Lime Fund invested approximately $200 million in IIG Global Trade Finance Fund, IIG Trade Finance Fund, and IIG Trade Finance Fund-FX Hedged (“IIG Fund”) from May 2017 to September 2017.

The Group invested the IIG Fund in LAM Enhanced Finance III L.P. (“LAM III Fund”) in kind and acquired the LAM III Fund’s beneficiary certificates in accordance with the management instructions of Lime Asset Management in 2019. The recoverable value of the LAM III Fund beneficiary certificates is affected by the recoverable value of the IIG Fund invested in kind. Meanwhile, IIG Fund received cancellation of registration and asset freeze from the US Securities and Exchange Commission in November 2019. The Financial Supervisory Service (FSS) announced in its interim inspection of Lime Fund in February 2020 that the Group is charged of being involved in poor concealment and fraud of Lime Fund while operating TRSs with Lime Fund, and a related prosecution investigation has been under way since then.

The Financial Supervisory Service has notified advance notice that is a result of the inspection on the Lime Trade Financial Fund and Lime CI Fund to the Group. In addition, regarding the Lime Trade Financial Fund, the Financial Supervisory Service Sanctions Review Committee and the Financial Services Commission Securities Futures Commission reviewed and voted on the sanctions of former executives and institutions. It will be finalized by the Financial Services Commission in the future, and the Lime CI Fund is currently undergoing a Financial Supervisory Service Sanctions Review Committee.

The prosecution arrested and indicted the former director of Prime Brokerage Services on fraud charges. On September 25, the former director of Prime Brokerage Service was convicted in the first trial for fraud for violation of the Capital Market and Financial Investment Services Act. The former director of Prime Brokerage Services submitted an appeal on October 5, 2020.

The prosecution indicted the Group and the former director of Prime Brokerage Services on January 22, 2021 for violating ‘Financial Investment Services and Capital Markets Act’. It is expected that the criminal trial will determine whether the Group is legally responsible or not. The Group has determined the present obligation that the Group may liable for the charge of involvement in the fraud is not significant.

Meanwhile, as of December 31, 2020, there is an international dispute over some beneficiary certificates acquired under the management order of Lime Asset Management.

Considering the board’s voluntary compensation decision and the results of the Financial Supervisory Service’s dispute settlement committee, the Group conducted the compensation and liquidity supply for some of the Lime Fund sales. Supervision authorities are currently conducting inspections on Lime Asset

Management, and depending on the inspection results, procedures for dispute settlement and damage relief measures for incomplete sales may be carried out.

(g)

The Group sold approximately ~~W~~390.7 billion of German Heritage DLS trust products from May 2017 to December 2018. As of December 31, 2020, the repayment of ~~W~~379.9 billion has been delayed. Accordingly, the supervisory authorities are conducting an inspection on the incomplete sale of trust products. The Financial Supervisory Service has notified advance notice that is a result of the inspection to the Group. In addition, the Financial Supervisory Service Sanctions Review Committee and the Financial Services Commission Securities Futures Commission reviewed and voted on the sanctions of staffs and institutions. However, it will be finalized by the Financial Services Commission in the future.

(h)

The Group has sold Gen2 related trust instruments from May 2014 to November 2019. As of December 31, 2020, approximately ~~W~~287.1 billion, expired amount, of ~~W~~420.0 billion, outstanding balance, is suspended from redemption and delayed in repayment.